Subsequent events (Details Narrative) - USD ($)	Jan. 13, 2026	Dec. 05, 2025	Sep. 30, 2025	Sep. 30, 2024
Authorized ordinary shares			5,000,000,000	5,000,000,000
Subsequent Event [Member]
Authorized capital amount		$ 12,000,000,000
Description of reclassification shares		the redesignation of 4,500,000,000 Ordinary Shares into 4,500,000,000 Class A Shares of US$2.40 nominal or par value each, and the redesignation of 500,000,000 Ordinary Shares into 500,000,000 Class B Shares with a nominal or par value of US$2.40 each
Capital reduction, description		(i) US$12,000,000,000 divided into 4,500,000,000 Class A Ordinary Shares of US$2.40 nominal or par value each, and 500,000,000 Class B Ordinary Shares of US$2.40 nominal or par value each, to (ii) US$50 divided into 4,500,000,000 Class A Ordinary Shares of US$0.000,000,01 nominal or par value each, and 500,000,000 Class B Ordinary Shares of US$0.000,000,01 nominal or par value each, by the reduction of the par value of each Class A share and each Class B share by US$2.399,999,99 (the “Capital Reduction”).
Subsequent Event [Member] | Bluesage Marketing Inc. [Member]
Name of acquired entity	Bluesage Marketing Inc (“Bluesage”)
Date of acquisition	Jan. 13, 2026
Percentage of voting intereest acquired	100.00%
Class A Ordinary Shares One Vote Per Share [Member] | Subsequent Event [Member]
Authorized capital amount		$ 12,000,000,000
Ordinary per share		$ 2.40
Authorized ordinary shares		4,500,000,000
Class B Ordinary Shares Fifty Votes Per Share [Member] | Subsequent Event [Member]
Ordinary per share		$ 2.40
Authorized ordinary shares		5,000,000,000
Class A Ordinary Shares [Member]
Ordinary shares issued		3,873
Class B Ordinary Shares [Member]
Ordinary shares issued		3,873
Ordinary shares designated		3,873